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                PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                 THE PENN MUTUAL LIFE INSURANCE COMPANY
                           600 DRESHER ROAD
                      HORSHAM, PENNSYLVANIA  19044
                            (215) 956-8000

                  CERTIFICATION PURSUANT TO RULE 497(j)
               UNDER THE SECURITIES ACT OF 1933, AS AMENDED
                      FILE NOS. 2-77283; 811-03457

We hereby certify that the prospectus and statement of additional information that would have been required to be filed under Rule 497(c) would not have differed from that contained in post-effective amendment No. 34 to the Registration Statement for Penn Mutual Variable Annuity Account III
(File No. 2-77283) electronically filed on May 21, 2004.

                                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                    BY: THE PENN MUTUAL LIFE INSURANCE COMPANY


Dated:  May 26, 2004                                By: /s/ John Heiple
                                                        ---------------
                                                    John Heiple